S000003895 [Member] Expense Example, No Redemption - Putnam VT George Putnam Balanced Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 64
Expense Example, No Redemption, 3 Years	201
Expense Example, No Redemption, 5 Years	350
Expense Example, No Redemption, 10 Years	786
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	$ 1,084